Stock and Incentive Programs - Restricted Stock Awards - Narrative (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Share-based compensation	$ 13	$ 8	$ 6
Restricted Stock Award
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Share-based compensation	1
Unrecognized share-based compensation cost	$ 2
Unrecognized compensation expense, weighted average period of recognition	1 year 9 months 18 days